Litigation, regulatory and similar matters (Detail 2) - USD ($) $ in Millions		Jun. 30, 2019		Mar. 31, 2019		Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Other Provisions [Line Items]
Balance		$ 2,855		$ 3,030		$ 3,210	$ 3,341
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance	[1]	2,509	[2]	2,677	[2]	$ 2,827	2,827	[2]
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance	[2]	858		943			1,003
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance	[2]	114		114			117
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance	[2]	0		0			0
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance	[2]	202		201			269
Litigation, regulatory and similar matters | Corporate Center
Disclosure Of Other Provisions [Line Items]
Balance	[2]	$ 1,334		$ 1,419			$ 1,438

[1]	Comprises provisions for losses resulting from legal, liability and compliance risks.
[2]
Provisions, if any, for the matters described in this disclosure are recorded in Global Wealth Management (item 3 and item 4) and Corporate Center (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Corporate Center.